Accumulated Other Comprehensive Loss (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in accumulated other comprehensive Income
Beginning balance	$ (350)	$ (25)	$ (25)
Net current-period other comprehensive income	(205)	220	(29)	(313)	(393)
Separation-related adjustments	(611)
Ending balance	(1,237)		(350)	(25)
Accumulated other comprehensive (loss)
Changes in accumulated other comprehensive Income
Beginning balance	(350)
Other comprehensive income before reclassifications	(224)
Amounts reclassified from accumulated other comprehensive income	19
Net current-period other comprehensive income	(205)	220	(29)	(313)	(393)
Separation-related adjustments	(682)
Ending balance	(1,237)		(350)
Foreign currency translation adjustments
Changes in accumulated other comprehensive Income
Beginning balance	181
Other comprehensive income before reclassifications	(232)
Net current-period other comprehensive income	(232)
Separation-related adjustments	241
Ending balance	190
Pension and post-employment benefits
Changes in accumulated other comprehensive Income
Beginning balance	(511)
Amounts reclassified from accumulated other comprehensive income	19
Net current-period other comprehensive income	19
Separation-related adjustments	(934)
Ending balance	(1,426)
Unrealized gains (losses) on marketable equity securities
Changes in accumulated other comprehensive Income
Beginning balance	1
Other comprehensive income before reclassifications	(1)
Net current-period other comprehensive income	(1)
Gains (losses) on hedging activities
Changes in accumulated other comprehensive Income
Beginning balance	(21)
Other comprehensive income before reclassifications	9
Net current-period other comprehensive income	9
Separation-related adjustments	11
Ending balance	$ (1)